Controlled Entities (Details) - Schedule of subsidiaries	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Immuron Limited [Member]
Parent Entity:
Country of Incorporation	Australia
Percentage of Ownership
Immuron Inc [Member]
Parent Entity:
Country of Incorporation	USA
Percentage of Ownership	100.00%	100.00%
Anadis EPS Pty Ltd [Member]
Parent Entity:
Country of Incorporation	Australia
Percentage of Ownership	100.00%	100.00%
IMC Canada Ltd [Member]
Parent Entity:
Country of Incorporation	Canada
Percentage of Ownership	100.00%	100.00%